N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments October 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (91.6%)

Communication Services (11.9%)
AMC Networks Inc 5.000% 04/01/2024	$85,000	$81,298
*AMC Entertainment Inc 5.750% 06/15/2025	55,000	50,875
AMC Entertainment Holdings Inc 5.875% 11/15/2026	3,000	2,753
CenturyLink Inc 6.750% 12/01/2023	100,000	102,000
CenturyLink Inc 5.625% 04/01/2025	25,000	24,000
CenturyLink Inc 7.500% 04/01/2024	15,000	15,750
DISH Network Corp 3.375% 08/15/2026	50,000	44,548
EP Energy LLC / Everest Acquisition Finance Inc - 144A 9.375% 05/01/2024	130,000	98,800
Frontier Communications Corp 6.875% 01/15/2025	65,000	36,725
Frontier Communications Corp 11.000% 09/15/2025	150,000	109,875
Frontier Communications Corp 8.500% 04/01/2026	45,000	41,794
GCI Inc 6.750% 06/01/2021	70,000	70,525
TEGNA Inc - 144A 4.875% 09/15/2021	15,000	14,925
TEGNA Inc - 144A 5.500% 09/15/2024	50,000	49,938
TEGNA Inc 6.375% 10/15/2023	15,000	15,338
Inception Merger Sub Inc / Rackspace Hosting Inc - 144A 8.625% 11/15/2024	20,000	18,800
Intelsat Jackson Holdings SA 7.500% 04/01/2021	28,000	28,350
Intelsat Jackson Holdings SA 5.500% 08/01/2023	115,000	102,925
Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	20,000	20,925
Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025	90,000	94,275
Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	150,000	147,375
Level 3 Financing Inc 5.375% 05/01/2025	55,000	53,694
Level 3 Financing Inc 5.375% 01/15/2024	35,000	34,650
Level 3 Communications Inc 5.750% 12/01/2022	55,000	54,851
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	20,000	19,150
Meredith Corp - 144A 6.875% 02/01/2026	45,000	45,000
CSC Holdings LLC - 144A 10.875% 10/15/2025	184,000	212,290
Netflix Inc - 144A 5.875% 11/15/2028	56,000	55,020
Netflix Inc 4.875% 04/15/2028	65,000	59,638
SFR Group SA - 144A 7.375% 05/01/2026	200,000	191,438
Qwest Capital Funding Inc 7.750% 02/15/2031	35,000	31,412
SBA Communications Corp 4.875% 09/01/2024	50,000	48,250
*Sprint Capital Corp 8.750% 03/15/2032	290,000	316,825
Sprint Corp 7.875% 09/15/2023	325,000	346,937
Sprint Corp 7.125% 06/15/2024	125,000	127,812
Sprint Corp 7.625% 02/15/2025	290,000	301,237
Sprint Corp 7.625% 03/01/2026	15,000	15,600
T Mobile USA Inc 6.500% 01/15/2024	100,000	103,500
T Mobile USA Inc 6.375% 03/01/2025	50,000	51,562
T Mobile USA Inc 6.500% 01/15/2026	115,000	121,037
T Mobile USA Inc 4.500% 02/01/2026	30,000	28,078
T Mobile USA Inc 4.750% 02/01/2028	100,000	92,500
+(4)T Mobile USA Inc 6.375% 03/01/2025	50,000	0
+(4)T Mobile USA Inc 6.500% 01/15/2026	115,000	0
+(4)T Mobile USA Inc 6.500% 01/15/2024	100,000	0
+(4)T Mobile USA Inc 4.500% 02/01/2026	30,000	0
United States Cellular Corp 6.700% 12/15/2033	80,000	81,300
Windstream Services LLC / Windstream Finance Corp - 144A 10.500% 06/30/2024	15,000	12,150
Windstream Services LLC / Windstream Finance Corp - 144A 9.000% 06/30/2025	236,000	169,849
		3,745,574
Consumer Discretionary (24.2%)
Altice Luxembourg SA - 144A 7.750% 05/15/2022	200,000	186,250
American Axle & Manufacturing Inc 6.625% 10/15/2022	21,000	21,315
American Axle & Manufacturing Inc 6.250% 04/01/2025	50,000	47,188
American Axle & Manufacturing Inc 6.500% 04/01/2027	45,000	42,806
American Axle & Manufacturing Inc 6.250% 03/15/2026	90,000	85,050
Aramark Services Inc 5.000% 02/01/2028	75,000	71,156
Arch Merger Sub Inc - 144A 8.500% 09/15/2025	125,000	113,125
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025	25,000	24,875
Boyd Gaming Corp 6.875% 05/15/2023	30,000	31,163
Boyd Gaming Corp 6.000% 08/15/2026	35,000	33,819
Boyne USA Inc - 144A 7.250% 05/01/2025	15,000	15,638
CBS Radio Inc - 144A 7.250% 11/01/2024	25,000	23,531
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 05/01/2025	15,000	14,681
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026	165,000	163,350
*CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.875% 04/01/2024	300,000	302,625
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026	65,000	63,375
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 05/01/2027	315,000	296,494
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028	100,000	93,188
Cinemark USA Inc 4.875% 06/01/2023	85,000	82,981
(5)Claire's Stores Inc 9.000% 03/15/2019	100,000	48,680
(5)iHeartCommunications Inc 9.000% 03/01/2021	135,000	97,538
Clear Channel Worldwide Holdings Inc 7.625% 03/15/2020	50,000	49,813
Clear Channel Worldwide Holdings Inc 7.625% 03/15/2020	165,000	164,794
Clear Channel Worldwide Holdings Inc 6.500% 11/15/2022	95,000	95,356
*Clear Channel Worldwide Holdings Inc 6.500% 11/15/2022	380,000	385,776
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025	55,000	52,869
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026	100,000	94,500
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026	10,000	9,900
*Dana Inc 6.000% 09/15/2023	150,000	152,250
Delphi Jersey Holdings PLC - 144A 5.000% 10/01/2025	90,000	81,225
*DISH DBS Corp 5.875% 07/15/2022	140,000	132,300
DISH DBS Corp 5.000% 03/15/2023	235,000	205,625
DISH DBS Corp 5.875% 11/15/2024	325,000	276,250
DISH DBS Corp 7.750% 07/01/2026	60,000	53,700
Energizer Gamma Acquisition Inc - 144A 6.375% 07/15/2026	25,000	25,000
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	50,251
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	50,531
Gates Global LLC / Gates Global Co - 144A 6.000% 07/15/2022	43,000	42,785
General Motors Co 4.875% 10/02/2023	135,000	136,640
Goodyear Tire & Rubber Co/The 5.125% 11/15/2023	35,000	34,335
Goodyear Tire & Rubber Co/The 5.000% 05/31/2026	15,000	13,650
Hanesbrands Inc - 144A 4.625% 05/15/2024	30,000	28,725
Hilton Domestic Operating Co Inc - 144A 5.125% 05/01/2026	73,000	71,358
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024	75,000	75,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.625% 04/01/2025	25,000	24,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027	60,000	57,300
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	9,525
(5)iHeartCommunications Inc 10.625% 03/15/2023	45,000	31,838
International Game Technology PLC - 144A 6.500% 02/15/2025	200,000	202,500
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp - 144A 6.750% 11/15/2021	105,000	107,756
L Brands Inc 6.750% 07/01/2036	50,000	41,313
LTF Merger Sub Inc - 144A 8.500% 06/15/2023	80,000	82,800
*MGM Resorts International 7.750% 03/15/2022	155,000	166,431
MGM Resorts International 6.750% 10/01/2020	30,000	31,257
MGM Resorts International 6.000% 03/15/2023	220,000	223,300
MGM Resorts International 4.625% 09/01/2026	10,000	9,025
MGM Resorts International 5.750% 06/15/2025	80,000	77,800
MGM Growth Properties Operating Partnership LP/MGP Finance Co Issuer Inc 4.500% 09/01/2026	15,000	13,575
MGM Growth Properties Operating Partnership LP/MGP Finance Co Issuer Inc 5.625% 05/01/2024	55,000	55,069
MGM Growth Properties Operating Partnership LP/MGP Finance Co Issuer Inc 4.500% 01/15/2028	10,000	8,887
Neiman Marcus Group LTD LLC - 144A 8.000% 10/15/2021	40,000	24,000
(1)Neiman Marcus Group LTD LLC - 144A 8.750% (9.500%) 10/15/2021	127,780	77,307
Marriott Ownership Resorts Inc - 144A 6.500% 09/15/2026	65,000	65,650
Mattel Inc - 144A 6.750% 12/31/2025	130,000	124,475
Midcontinent Communications / Midcontinent Finance Corp - 144A 6.875% 08/15/2023	40,000	41,700
Nexstar Broadcasting Inc - 144A 6.125% 02/15/2022	15,000	15,281
Nexstar Broadcasting Inc 5.625% 08/01/2024	35,000	33,425
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.000% 04/15/2022	110,000	107,112
JC Penney Corp Inc 6.375% 10/15/2036	55,000	21,037
PetSmart Inc - 144A 5.875% 06/01/2025	70,000	54,600
PetSmart Inc - 144A 8.875% 06/01/2025	50,000	34,625
*Quebecor Media Inc 5.750% 01/15/2023	130,000	130,325
*RHP Hotel Properties LP / RHP Finance Corp 5.000% 04/15/2021	160,000	159,800
Sabre GLBL Inc - 144A 5.375% 04/15/2023	65,000	65,000
Sabre GLBL Inc - 144A 5.250% 11/15/2023	40,000	39,495
Service Corp International/US 7.500% 04/01/2027	135,000	148,500
Service Corp International/US 5.375% 05/15/2024	15,000	15,169
Sirius XM Radio Inc - 144A 6.000% 07/15/2024	155,000	158,456
Sirius XM Radio Inc - 144A 5.375% 04/15/2025	135,000	133,734
Sirius XM Radio Inc - 144A 5.375% 07/15/2026	40,000	39,100
Sirius XM Radio Inc - 144A 5.000% 08/01/2027	10,000	9,397
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	20,000	18,900
Stars Group Holdings BV / Stars Group US Co- 144A Borrower LLC - 7.000% 07/15/2026	29,000	29,435
Tempur Sealy International Inc 5.625% 10/15/2023	70,000	68,250
Tempur Sealy International Inc 5.500% 06/15/2026	80,000	73,200
Tenneco Inc 5.000% 07/15/2026	35,000	29,050
Tenneco Inc 5.375% 12/15/2024	35,000	31,062
VICI Properties 1 LLC / VICI FC Inc 8.000% 10/15/2023	109,306	119,963
Videotron Ltd - 144A 5.375% 06/15/2024	35,000	34,956
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027	50,000	47,375
Vista Outdoor Inc 5.875% 10/01/2023	135,000	129,600
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025	130,000	123,662
Zayo Group LLC / Zayo Capital Inc 6.375% 05/15/2025	70,000	71,575
Zayo Group LLC / Zayo Capital Inc 6.000% 04/01/2023	65,000	66,300
		7,626,353
Consumer Staples (2.9%)
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.750% 03/15/2025	50,000	44,000
Central Garden & Pet Co 6.125% 11/15/2023	50,000	50,875
Central Garden & Pet Co 5.125% 02/01/2028	110,000	101,475
Coty Inc - 144A 6.500% 04/15/2026	100,000	93,250
HRG Group Inc 7.750% 01/15/2022	50,000	51,187
High Ridge Brands Co - 144A 8.875% 03/15/2025	60,000	26,400
POST 5 1/2 03/01/25 - 144A 5.500% 03/01/2025	70,000	67,725
Post Holdings Inc - 144A 5.750% 03/01/2027	10,000	9,550
Post Holdings Inc - 144A 5.625% 01/15/2028	30,000	28,209
Reynolds Group Issuer Inc 5.750% 10/15/2020	140,521	140,521
Reynolds Group Issuer Inc - 144A 7.000% 07/15/2024	25,000	25,016
Rite Aid Corp - 144A 6.125% 04/01/2023	125,000	106,172
Spectrum Brands Inc 6.625% 11/15/2022	25,000	25,531
Spectrum Brands Inc 5.750% 07/15/2025	80,000	77,800
TreeHouse Foods Inc - 144A 6.000% 02/15/2024	75,000	74,812
		922,523
Energy (12.2%)
AES Corp/VA 4.000% 03/15/2021	55,000	54,450
Antero Resources Corp 5.125% 12/01/2022	95,000	94,347
Antero Resources Corp 5.625% 06/01/2023	15,000	15,000
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 09/15/2024	30,000	29,250
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.125% 11/15/2022	100,000	102,000
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 07/15/2026	25,000	25,375
Boardwalk Pipelines LP 5.950% 06/01/2026	40,000	41,796
Calfrac Holdings LP - 144A 8.500% 06/15/2026	30,000	27,000
Carrizo Oil & Gas Inc 7.500% 09/15/2020	10,000	10,017
Carrizo Oil & Gas Inc 6.250% 04/15/2023	35,000	34,388
Carrizo Oil & Gas Inc 8.250% 07/15/2025	20,000	20,750
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	34,300
Chesapeake Energy Corp - 144A 8.000% 12/15/2022	62,000	64,759
Chesapeake Energy Corp 8.000% 01/15/2025	105,000	106,313
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	14,102
Chesapeake Energy Corp 8.000% 06/15/2027	60,000	59,625
Chesapeake Energy Corp 7.500% 10/01/2026	70,000	68,600
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 7.125% 12/15/2024	75,000	66,563
Continental Resources Inc/OK 5.000% 09/15/2022	8,000	8,079
Continental Resources Inc/OK 4.500% 04/15/2023	90,000	90,159
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025	60,000	58,950
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 6.250% 04/01/2023	35,000	35,700
DCP Midstream Operating LP 5.375% 07/15/2025	20,000	20,281
Denbury Resources Inc 9.250% 03/31/2022	103,000	107,378
Diamondback Energy Inc 5.375% 05/31/2025	30,000	29,850
EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 11/29/2024	35,000	33,775
EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 02/15/2025	25,000	16,813
EP Energy LLC / Everest Acquisition Finance Inc - 144A 7.750% 05/15/2026	155,000	155,000
EnLink Midstream Partners LP 4.400% 04/01/2024	75,000	72,273
EnLink Midstream Partners LP 4.850% 07/15/2026	25,000	23,645
Extraction Oil & Gas Inc - 144A 5.625% 02/01/2026	5,000	4,225
GCI Inc 6.875% 04/15/2025	40,000	41,275
Gulfport Energy Corp 6.625% 05/01/2023	10,000	10,000
Gulfport Energy Corp 6.000% 10/15/2024	35,000	32,725
Gulfport Energy Corp 6.375% 05/15/2025	10,000	9,500
Gulfport Energy Corp 6.375% 01/15/2026	10,000	9,325
Halcon Resources Corp 6.750% 02/15/2025	70,000	63,700
Hess Infrastructure Partners LP-144A 5.625% 02/15/2026	25,000	25,063
Jagged Peak Energy LLC - 144A 5.875% 05/01/2026	30,000	29,250
Laredo Petroleum Inc 5.625% 01/15/2022	39,000	38,123
MEG Energy Corp - 144A 6.375% 01/30/2023	40,000	38,600
MEG Energy Corp - 144A 7.000% 03/31/2024	105,000	103,163
MEG Energy Corp - 144A 6.500% 01/15/2025	75,000	77,625
MPLX LP 5.500% 02/15/2023	75,000	75,997
MPLX LP 4.875% 12/01/2024	30,000	30,720
MPLX LP 4.875% 06/01/2025	25,000	25,487
NGPL PipeCo LLC - 144A 4.375% 08/15/2022	45,000	44,438
NGPL PipeCo LLC - 144A 4.875% 08/15/2027	10,000	9,625
Nabors Industries Inc 5.750% 02/01/2025	60,000	55,376
Newfield Exploration Co 5.750% 01/30/2022	35,000	36,094
Newfield Exploration Co 5.375% 01/01/2026	25,000	25,235
Oasis Petroleum Inc 6.875% 01/15/2023	80,000	80,700
Oasis Petroleum Inc 6.875% 03/15/2022	38,000	38,238
Oasis Petroleum Inc - 144A 6.250% 05/01/2026	35,000	34,387
Parsley Energy LLC / Parsley Finance Corp - 144A 5.375% 01/15/2025	20,000	19,600
Parsley Energy LLC / Parsley Finance Corp - 144A 5.250% 08/15/2025	30,000	28,987
Parsley Energy LLC / Parsley Finance Corp 5.625% 10/15/2027	25,000	24,644
Precision Drilling Corp 6.500% 12/15/2021	5,592	5,634
Precision Drilling Corp 7.750% 12/15/2023	45,000	46,800
Precision Drilling Corp - 144A 7.125% 01/15/2026	35,000	34,737
Range Resources Corp 4.875% 05/15/2025	50,000	46,375
Range Resources Corp 5.000% 08/15/2022	10,000	9,825
Range Resources Corp 5.000% 03/15/2023	15,000	14,512
SM Energy Co 6.125% 11/15/2022	53,000	53,662
SM Energy Co 5.625% 06/01/2025	30,000	28,875
SM Energy Co 6.625% 01/15/2027	34,000	34,170
Sanchez Energy Corp 6.125% 01/15/2023	25,000	9,250
Southwestern Energy Co 4.100% 03/15/2022	30,000	29,550
Southwestern Energy Co 6.700% 01/23/2025	100,000	97,250
Southwestern Energy Co 7.500% 04/01/2026	25,000	25,437
Southwestern Energy Co 7.750% 10/01/2027	25,000	25,312
Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.750% 04/15/2025	30,000	28,725
Sunoco LP / Sunoco Finance Corp - 144A 4.875% 01/15/2023	15,000	14,456
Sunoco LP / Sunoco Finance Corp - 144A 5.500% 02/15/2026	20,000	19,050
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028	70,000	69,199
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.250% 11/15/2023	10,000	9,590
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.750% 03/15/2024	120,000	125,700
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.125% 02/01/2025	15,000	14,587
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028	35,000	33,162
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 5.875% 04/15/2026	40,000	40,200
Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.250% 10/15/2022	11,000	11,344
Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.375% 05/01/2024	25,000	26,425
Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.250% 01/15/2025	25,000	25,500
Transocean Guardian Ltd - 144A 5.875% 01/15/2024	38,000	37,620
Transocean Pontus Ltd - 144A 6.125% 08/01/2025	16,000	15,900
Transocean Inc 7.500% 01/15/2026	40,000	39,300
Transocean Inc - 144A 7.250% 11/01/2025	40,000	38,900
Weatherford International Ltd 9.875% 02/15/2024	30,000	23,400
Whiting Petroleum Corp 5.750% 03/15/2021	15,000	15,094
Whiting Petroleum Corp 6.250% 04/01/2023	50,000	50,625
Whiting Petroleum Corp 6.625% 01/15/2026	15,000	14,981
WildHorse Resource Development Corp 6.875% 02/01/2025	75,000	74,625
WPX Energy Inc 6.000% 01/15/2022	9,000	9,202
WPX Energy Inc 5.250% 09/15/2024	10,000	9,875
WPX Energy Inc 8.250% 08/01/2023	65,000	73,044
WPX Energy Inc 5.750% 06/01/2026	24,000	23,880
		3,838,413
Financials (3.5%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	40,000	34,300
Ally Financial Inc 4.125% 02/13/2022	90,000	88,649
Ally Financial Inc 4.625% 03/30/2025	90,000	87,975
*Ally Financial Inc 4.625% 05/19/2022	165,000	165,000
Ally Financial Inc 5.750% 11/20/2025	40,000	40,900
Ally Financial Inc 4.250% 04/15/2021	20,000	19,975
PetSmart Inc - 144A 7.125% 03/15/2023	125,000	87,500
(3)Citigroup Inc 5.800% Perpetual Maturity	35,000	35,569
(3)Citigroup Inc 5.875% Perpetual Maturity	30,000	30,412
(3)Citigroup Inc 5.950% Perpetual Maturity	10,000	9,856
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.450% 06/15/2023	60,000	62,188
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026	75,000	77,719
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	20,000	20,275
Financial & Risk US Holdings Inc - 144A 6.250% 05/15/2026	30,000	29,850
International Lease Finance Corp 4.625% 04/15/2021	10,000	10,137
inVentiv Group Holdings Inc - 144A 7.500% 10/01/2024	49,000	51,572
MSCI Inc - 144A 5.375% 05/15/2027	35,000	34,650
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	20,000	20,100
UPCB Finance IV Ltd - 144A 5.375% 01/15/2025	200,000	194,600
WMG Acquisition Corp - 144A 5.625% 04/15/2022	13,000	13,146
WMG Acquisition Corp - 144A 4.875% 11/01/2024	10,000	9,750
		1,124,123
Health Care (11.5%)
Avantor Inc - 144A 6.000% 10/01/2024	50,000	49,875
CHS/Community Health Systems Inc - 144A 8.625% 01/15/2024	40,000	40,450
Care Capital Properties LP 5.125% 08/15/2026	40,000	38,296
DJO Finco Inc / DJO Finance LLC / DJO Finance Corp - 144A 8.125% 06/15/2021	155,000	156,039
DaVita Inc 5.125% 07/15/2024	10,000	9,550
DaVita Inc 5.000% 05/01/2025	110,000	103,950
Elanco Animal Health Inc - 144A 4.900% 08/28/2028	25,000	24,697
Elanco Animal Health Inc - 144A 4.272% 08/28/2023	25,000	24,885
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026	100,000	97,000
*HCA Inc 5.375% 02/01/2025	565,000	568,531
HCA Inc 5.875% 02/15/2026	185,000	189,163
HCA Inc 5.250% 06/15/2026	65,000	66,138
*HCA Inc 7.500% 02/15/2022	225,000	244,125
HCA Inc 5.375% 09/01/2026	76,000	75,430
HCA Inc 5.625% 09/01/2028	76,000	75,240
HealthSouth Corp 5.750% 11/01/2024	65,000	64,838
HealthSouth Corp 5.750% 09/15/2025	30,000	29,700
Hill- 144A Rom Holdings Inc - 5.750% 09/01/2023	80,000	80,900
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025	10,000	9,650
Hologic Inc 4.375% 10/15/2025	35,000	32,812
Kinetic Concepts Inc / KCI USA Inc - 144A 7.875% 02/15/2021	85,000	86,912
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.750% 08/01/2022	20,000	17,850
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025	45,000	36,225
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	30,000	25,725
Prestige Brands Inc - 144A 6.375% 03/01/2024	45,000	44,438
Tenet Healthcare Corp 4.500% 04/01/2021	130,000	129,350
*Tenet Healthcare Corp 8.125% 04/01/2022	130,000	135,362
Tenet Healthcare Corp 6.750% 06/15/2023	225,000	223,594
Tenet Healthcare Corp - 144A 7.500% 01/01/2022	25,000	26,063
^(1)RTSX 10.000% (12.000%) 04/30/2023	40,416	34,152
Valeant Pharmaceuticals International Inc - 144A 5.875% 05/15/2023	210,000	200,287
Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025	325,000	298,902
Valeant Pharmaceuticals International Inc - 144A 6.500% 03/15/2022	20,000	20,700
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024	55,000	57,595
Valeant Pharmaceuticals International Inc 5.500% 11/01/2025	35,000	34,300
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025	70,000	72,975
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027	89,000	90,557
Valeant Pharmaceuticals International Inc - 144A 7.500% 07/15/2021	111,000	112,665
		3,628,921
Industrials (10.5%)
ACCO BRANDS CORP 5.250% 12/15/2024	65,000	60,450
ADT Corp/The 3.500% 07/15/2022	65,000	60,288
ADT Corp/The 4.125% 06/15/2023	30,000	27,825
AECOM 5.875% 10/15/2024	15,000	15,263
AECOM 5.125% 03/15/2027	15,000	13,950
Air Medical Group Holdings Inc - 144A 6.375% 05/15/2023	85,000	76,394
Aircastle Ltd 5.000% 04/01/2023	75,000	76,044
Arconic Inc 5.900% 02/01/2027	80,000	79,400
Allison Transmission Inc - 144A 5.000% 10/01/2024	60,000	58,237
American Woodmark Corp - 144A 4.875% 03/15/2026	60,000	55,725
Ashtead Capital Inc - 144A 5.625% 10/01/2024	200,000	205,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.500% 04/01/2023	25,000	24,313
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.250% 03/15/2025	10,000	8,900
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 6.375% 04/01/2024	160,000	152,800
BWX Technologies Inc - 144A 5.375% 07/15/2026	10,000	10,025
Bombardier Inc - 144A 7.500% 03/15/2025	90,000	89,973
CNH Industrial Capital LLC 4.375% 11/06/2020	35,000	35,372
CNH Industrial Capital LLC 4.375% 04/05/2022	40,000	40,279
CD&R Waterworks Merger Sub LLC - 144A 6.125% 08/15/2025	25,000	23,438
Clean Harbors Inc 5.125% 06/01/2021	25,000	25,000
Energizer Holdings Inc - 144A 5.500% 06/15/2025	75,000	72,938
EnPro Industries Inc - 144A 5.750% 10/15/2026	41,000	40,500
Hillman Group Inc/The - 144A 6.375% 07/15/2022	95,000	83,600
Hertz Corp/The 6.250% 10/15/2022	50,000	43,875
Hertz Corp/The - 144A 5.500% 10/15/2024	180,000	138,150
Hertz Corp/The - 144A 7.625% 06/01/2022	90,000	86,216
Herc Rentals Inc - 144A 7.500% 06/01/2022	33,000	34,320
Herc Rentals Inc - 144A 7.750% 06/01/2024	71,000	74,905
Iron Mountain Inc 6.000% 08/15/2023	75,000	76,781
Jeld- 144A Wen Inc - 4.625% 12/15/2025	25,000	22,406
Jeld- 144A Wen Inc - 4.875% 12/15/2027	15,000	13,050
KLX Inc - 144A 5.875% 12/01/2022	85,000	87,550
Kratos Defense & Security Solutions Inc - 144A 6.500% 11/30/2025	30,000	30,990
Manitowoc Foodservice Inc 9.500% 02/15/2024	50,000	54,000
Mueller Water Products Inc 5.500% 06/15/2026	25,000	24,750
NXP BV / NXP Funding LLC - 144A 4.625% 06/01/2023	200,000	198,250
Oshkosh Corp 5.375% 03/01/2025	5,000	5,075
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026	30,000	30,900
+^(4)Remington Outdoor Co. 7.875% 05/01/2020	125,000	0
RBS Global Inc / Rexnord LLC 4.875% 12/15/2025	20,000	18,750
SPX FLOW Inc - 144A 5.625% 08/15/2024	20,000	19,400
SPX FLOW Inc - 144A 5.875% 08/15/2026	45,000	43,200
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	175,275
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028	90,000	80,437
Stevens Holding Co Inc - 144A 6.125% 10/01/2026	25,000	24,909
Terex Corp - 144A 5.625% 02/01/2025	60,000	57,075
TransDigm Inc 6.500% 05/15/2025	50,000	49,812
TriMas Corp - 144A 4.875% 10/15/2025	40,000	37,813
Triumph Group Inc 4.875% 04/01/2021	40,000	37,676
Triumph Group Inc 7.750% 08/15/2025	40,000	37,600
United Rentals North America Inc 5.750% 11/15/2024	45,000	45,112
United Rentals North America Inc 5.875% 09/15/2026	35,000	34,300
United Rentals North America Inc 5.500% 05/15/2027	75,000	71,156
United Rentals North America Inc 4.875% 01/15/2028	130,000	117,124
United Rentals North America Inc 6.500% 12/15/2026	70,000	70,769
Wabash National Corp - 144A 5.500% 10/01/2025	40,000	36,000
XPO Logistics Inc - 144A 6.500% 06/15/2022	68,000	69,700
XPO Logistics Inc - 144A 6.125% 09/01/2023	20,000	20,484
		3,303,524
Information Technology (7.3%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026	49,000	49,000
*Amkor Technology Inc 6.375% 10/01/2022	115,000	115,719
Anixter Inc 5.500% 03/01/2023	25,000	25,188
#Anixter Inc - 144A 6.000% 12/01/2025	30,000	30,075
CDW LLC / CDW Finance Corp 5.000% 09/01/2025	76,000	74,100
Cogent Communications Finance Inc - 144A 5.625% 04/15/2021	90,000	90,000
Cogent Communications Group Inc - 144A 5.375% 03/01/2022	70,000	70,438
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	170,000	165,325
Entegris Inc 4.625% 02/10/2026	55,000	51,098
Equinix Inc 5.375% 01/01/2022	20,000	20,400
Equinix Inc 5.750% 01/01/2025	10,000	10,188
Fair Isaac Corp - 144A 5.250% 05/15/2026	23,000	22,684
First Data Corp - 144A 5.375% 08/15/2023	188,000	189,644
First Data Corp - 144A 5.750% 01/15/2024	370,000	372,312
Gartner Inc - 144A 5.125% 04/01/2025	105,000	104,212
Infor US Inc 6.500% 05/15/2022	215,000	214,463
(1)Infor Software Parent LLC / Infor Software Parent Inc - 144A 7.125% (7.875%) 05/01/2021	105,000	104,738
Informatica LLC - 144A 7.125% 07/15/2023	95,000	96,929
Magnachip Semiconductor Corp 6.625% 07/15/2021	95,000	89,300
Plantronics Inc - 144A 5.500% 05/31/2023	40,000	39,000
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	106,546
*Sabine Pass Liquefaction LLC 5.750% 05/15/2024	100,000	105,904
Sabine Pass Liquefaction LLC 5.875% 06/30/2026	15,000	15,924
Sinclair Television Group Inc 6.125% 10/01/2022	105,000	106,050
Sinclair Television Group Inc - 144A 5.625% 08/01/2024	20,000	19,150
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	18,000
		2,306,387
Materials (5.3%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 7.250% 05/15/2024	200,000	201,000
Axalta Coating Systems LLC - 144A 4.875% 08/15/2024	150,000	141,563
BWAY Holding Co - 144A 5.500% 04/15/2024	85,000	81,600
Chemours Co/The 6.625% 05/15/2023	60,000	61,350
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	40,000	41,200
*Freeport McMoRan Inc 3.875% 03/15/2023	150,000	138,750
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026	60,000	58,050
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,175
Hexion Inc 6.625% 04/15/2020	115,000	101,775
Huntsman International LLC 5.125% 11/15/2022	120,000	121,050
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024	200,000	191,000
Kronos Acquisition Holdings Inc - 144A 9.000% 08/15/2023	65,000	56,875
+^(4)(5)Noranda Aluminum Acquisition Corp .000% 06/01/2019	40,000	0
NOVA Chemicals Corp - 144A 4.875% 06/01/2024	30,000	27,563
NOVA Chemicals Corp - 144A 5.250% 06/01/2027	70,000	63,175
Novelis Corp - 144A 6.250% 08/15/2024	25,000	24,750
Novelis Corp - 144A 5.875% 09/30/2026	45,000	42,413
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025	75,000	75,562
+^(4)(5)Reichhold Industries Inc - 144A 9.000% 05/08/2040	97,425	0
Scotts Miracle Gro Co/The 6.000% 10/15/2023	75,000	76,687
Scotts Miracle Gro Co/The 5.250% 12/15/2026	65,000	61,587
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	45,000	41,594
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025	50,000	42,625
		1,660,344
Real Estate (1.5%)
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023	30,000	28,800
Communications Sales & Leasing Inc / CSL Capital LLC 8.250% 10/15/2023	70,000	65,975
Corrections Corp of America 4.625% 05/01/2023	113,000	106,503
Corrections Corp of America 5.000% 10/15/2022	25,000	24,156
ESH Hospitality Inc - 144A 5.250% 05/01/2025	25,000	23,656
Equinix Inc 5.875% 01/15/2026	65,000	66,138
GEO Group Inc/The 5.125% 04/01/2023	20,000	18,775
GEO Group Inc/The 5.875% 01/15/2022	75,000	74,156
GEO Group Inc/The 5.875% 10/15/2024	50,000	46,365
GEO Group Inc/The 6.000% 04/15/2026	15,000	13,725
		468,249
Utilities (0.8%)
AES Corp/VA 4.875% 05/15/2023	15,000	14,850
AES Corp/VA 6.000% 05/15/2026	10,000	10,225
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026	70,000	66,150
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025	40,000	37,400
Calpine Corp - 144A 5.250% 06/01/2026	30,000	27,562
Dynegy Inc 7.375% 11/01/2022	45,000	46,688
Dynegy Inc 7.625% 11/01/2024	25,000	26,438
NRG Energy Inc 6.625% 01/15/2027	30,000	31,050
		260,363

TOTAL CORPORATE BONDS (COST: $29,795,905)		$28,884,774

COMMON STOCKS (2.4%)
Consumer Discretionary (1.6%)	Shares
(4)Caesars Entertainment Corp	5,031	43,216
^VICI Properties, Inc	20,727	447,496
		490,712
Energy (0.1%)
(4)Halcon Resources Corp	6,520	21,646

Industrials (0.0%)
+^(4)Remington Outdoor Co	1,284	10,567

Health Care (0.0%)
+^(4)21ST Century Oncology Holdings	135	5,400

Materials (0.7%)
+^(4)Reichhold Cayman	162	161,352
+^(4)Uci International Holdings Inc	2,633	51,344
		212,696

TOTAL COMMON STOCK (COST: $752,172)		$741,021

CONVERTIBLE PREFERRED STOCKS (0.3%)
Consumer Discretionary (0.1%)	Shares
^Claire's Stores Inc	33	50,820

Health Care (0.2%)
+^(4)RTSX	207	56,925

TOTAL CONVERTIBLE PREFERRED STOCKS (COST: $33,400)		$107,745

WARRANTS (0.0%)
Industrials (0.0%)	Shares
+^Jack Cooper Enterprises Inc	175	0
+^Jack Cooper Enterprises Inc	99	0
+^Remington Outdoor Co	1,295	0
		$0

TOTAL WARRANTS (COST: $0)		$0

TOTAL INVESTMENTS IN SECURITIES (COST: $30,581,477) (94.3%)		$29,733,540

OTHER ASSETS LESS LIABILITIES (5.7%)		1,806,678

NET ASSETS (100.0%)		$31,540,218

(1) Interest or dividend is paid-in-kind, when applicable.
(2) Variable rate security. The rates for these securities are as of October 31, 2018.
(3) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4) Non-income producing security.
(5) Issue is in default.
(6) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

+ The Level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. Total market value of Level 3 securities amount to $336,408, representing 1.1% of net assets as of October 31, 2018.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $12,713,340, representing 40.3% of net assets as of October 31, 2018.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^Illiquid security. See note 2. Total market value of illiquid securities amount to $818,056 representing 2.6% of net assets as of October 31, 2018.
# When-issued purchase as of October 31, 2018.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments October 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.4%)

Energy (96.0%)
Royal Dutch Shell PLC ADR	80,000	$5,256,800
*Apergy Corp	245,000	9,552,550
Archrock Inc	790,000	8,105,400
*Cactus Inc	210,000	7,026,600
*Callon Petroleum Co	260,000	2,592,200
*Cheniere Energy Inc	70,000	4,228,700
*Concho Resources Inc	43,000	5,980,870
*Continental Resources Inc/OK	68,000	3,582,240
Delek US Holdings Inc	220,000	8,078,400
Devon Energy Corp	55,000	1,782,000
Diamondback Energy Inc	66,000	7,415,760
Enbridge Inc	240,000	7,466,400
Exxon Mobil Corp	20,000	1,593,600
*FTS International Inc	140,000	1,793,400
*Forum Energy Technologies Inc	630,000	5,644,800
Halliburton Co	375,000	13,005,000
Hess Corp	50,000	2,870,000
*Independence Contract Drilling Inc	520,000	2,085,200
*Keane Group Inc	80,000	1,005,600
Kinder Morgan Inc/DE	1,020,000	17,360,400
Liberty Oilfield Services Inc	110,000	2,087,800
Marathon Oil Corp	90,000	1,709,100
Marathon Petroleum Corp	120,548	8,492,607
*NCS Multistage Holdings Inc	35,000	395,500
National Oilwell Varco Inc	120,000	4,416,000
ONEOK Inc	65,000	4,264,000
*Parsley Energy Inc	310,000	7,260,200
Patterson UTI Energy Inc	420,000	6,988,800
Phillips 66	96,000	9,870,720
Pioneer Natural Resources Co	123,000	18,114,210
*ProPetro Holding Corp	450,000	7,942,500
Schlumberger Ltd	90,000	4,617,900
*Select Energy Services Inc	350,000	3,346,000
SemGroup Corp	290,000	5,362,100
*Solaris Oilfield Infrastructure Inc	180,000	2,376,000
Suncor Energy Inc	180,000	5,995,800
Superior Energy Services Inc	300,000	2,349,000
TransCanada Corp	180,000	6,789,600
Valero Energy Corp	43,000	3,916,870
*Whiting Petroleum Corp	65,000	2,424,500
Williams Cos Inc/The	825,000	20,072,250
*WPX Energy Inc	785,000	12,591,400
Nabors Industries Ltd	300,000	1,491,000
TechnipFMC	345,000	9,073,500
		268,373,277
Industrials (0.7%)
Canadian Pacific Railway Ltd	10,000	2,050,000

Materials (1.5%)
Westlake Chemical Corp	40,000	2,852,000
LyondellBasell Industries NV	16,000	1,428,320
		4,280,320
Utilities (1.2%)
OGE Energy Corp	90,000	3,253,500

TOTAL COMMON STOCKS (COST: $307,609,862)		$277,957,097

OTHER ASSETS LESS LIABILITIES (0.6%)		1,580,721

NET ASSETS (100.0%)		$279,537,818

*Non-income producing
ADR - American Depository Receipt

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments October 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.5%)

Communication Services (8.5%)
AT&T Inc	26,000	$797,680
*Alphabet Inc	1,000	1,090,580
Walt Disney Co/The	4,000	459,320
Verizon Communications Inc	10,000	570,900
		2,918,480

Consumer Discretionary (11.5%)
Best Buy Co Inc	8,000	561,280
Home Depot Inc/The	3,500	615,580
Lowe's Cos Inc	7,200	685,584
Starbucks Corp	27,000	1,573,290
Target Corp	6,000	501,780
		3,937,514

Consumer Staples (7.4%)
Campbell Soup Co	21,000	785,610
Kimberly Clark Corp	6,500	677,950
PepsiCo Inc	9,500	1,067,610
		2,531,170

Financials (15.3%)
Bank of America Corp	20,000	550,000
BlackRock Inc	2,800	1,151,976
JPMorgan Chase & Co	15,000	1,635,300
PNC Financial Services Group Inc/The	3,000	385,470
S&P Global Inc	3,000	546,960
US Bancorp	19,000	993,130
		5,262,836

Health Care (16.2%)
Becton Dickinson and Co	3,000	691,500
*Celgene Corp	8,000	572,800
Johnson & Johnson	5,000	699,950
Pfizer Inc	33,000	1,420,980
Thermo Fisher Scientific Inc	7,000	1,635,550
UnitedHealth Group Inc	2,000	522,700
		5,543,480

Industrials (12.1%)
Caterpillar Inc	4,500	545,940
Covanta Holding Corp	47,000	690,430
Deere & Co	3,800	514,672
FedEx Corp	1,500	330,510
3M Co	4,500	856,170
Waste Management Inc	7,000	626,290
Ingersoll Rand PLC	6,000	575,640
		4,139,652
Information Technology (17.7%)
*Advanced Micro Devices Inc	25,000	455,250
Apple Inc	2,000	437,720
HP Inc	28,000	675,920
Intel Corp	24,000	1,125,120
International Business Machines Corp	4,000	461,720
NVIDIA Corp	2,100	442,743
QUALCOMM Inc	17,000	1,069,130
Visa Inc	10,000	1,378,500
		6,046,103
Materials (3.1%)
Air Products & Chemicals Inc	3,500	540,225
Praxair Inc	3,200	529,504
		1,069,729
Utilities (4.7%)
ALLETE Inc	9,500	703,000
Exelon Corp	21,000	920,010
		1,623,010

TOTAL COMMON STOCKS (COST: $25,458,955)		$33,071,974

OTHER ASSETS LESS LIABILITIES (3.5%)		1,190,065

NET ASSETS (100.0%)		$34,262,039

*Non-income producing

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments October 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.0%)

Consumer Discretionary (4.8%)
Genuine Parts Co	12,000	$1,175,040
McDonald's Corp	26,000	4,599,400
		5,774,440
Consumer Staples (24.2%)
Altria Group Inc	103,000	6,699,120
Coca Cola Co/The	130,000	6,224,400
General Mills Inc	15,000	657,000
Kimberly Clark Corp	42,000	4,380,600
Kraft Heinz Co/The	17,000	934,490
PepsiCo Inc	20,000	2,247,600
Philip Morris International Inc	31,000	2,730,170
Procter & Gamble Co/The	60,000	5,320,800
		29,194,180
Energy (14.9%)
BP PLC ADR	35,000	1,517,950
Royal Dutch Shell PLC ADR	36,000	2,365,560
Chevron Corp	18,000	2,009,700
Enbridge Inc	55,000	1,711,050
Exxon Mobil Corp	66,000	5,258,880
Occidental Petroleum Corp	27,000	1,810,890
Pembina Pipeline Corp	18,000	581,760
Sempra Energy	12,000	1,321,440
TransCanada Corp	35,000	1,320,200
		17,897,430
Financials (8.6%)
BB&T Corp	21,000	1,032,360
BlackRock Inc	4,200	1,727,964
CME Group Inc	13,000	2,382,120
JPMorgan Chase & Co	8,000	872,160
People's United Financial Inc	80,000	1,252,800
Prudential Financial Inc	24,000	2,250,720
Wells Fargo & Co	17,000	904,910
		10,423,034
Health Care (7.2%)
AbbVie Inc	8,000	622,800
Johnson & Johnson	40,500	5,669,595
Merck & Co Inc	16,000	1,177,760
Pfizer Inc	27,000	1,162,620
		8,632,775
Industrials (8.0%)
Illinois Tool Works Inc	9,000	1,148,130
Lockheed Martin Corp	13,000	3,820,050
3M Co	24,500	4,661,370
		9,629,550
Information Technology (4.1%)
Broadcom Inc	6,000	1,340,940
International Business Machines Corp	31,000	3,578,330
		4,919,270
Materials (1.0%)
Air Products & Chemicals Inc	8,000	1,234,800

Telecommunication Services (11.5%)
Vodafone Group PLC	82,000	1,552,260
AT&T Inc	177,000	5,430,360
BCE Inc	43,000	1,671,840
Verizon Communications Inc	91,000	5,195,190
		13,849,650
Utilities (14.7%)
Consolidated Edison Inc	20,000	1,520,000
Dominion Resources Inc/VA	74,000	5,285,080
Duke Energy Corp	53,000	4,379,390
NextEra Energy Inc	18,000	3,105,000
Southern Co/The	28,000	1,260,840
WEC Energy Group Inc	32,000	2,188,800
		17,739,110

TOTAL COMMON STOCKS (COST: $117,397,162)		$119,294,239

OTHER ASSETS LESS LIABILITIES (1.0%)		1,180,501

NET ASSETS (100.0%)		$120,474,740

ADR - American Depository Receipt

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments October 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.4%)

Energy (80.9%)
BP PLC ADR	19,000	$824,030
Royal Dutch Shell PLC ADR	14,000	919,940
TOTAL SA ADR	5,000	293,000
AltaGas Ltd	17,000	213,719
Chevron Corp	2,000	223,300
Enbridge Inc	9,000	279,990
Exxon Mobil Corp	2,000	159,360
Gibson Energy Inc	20,000	316,610
Helmerich & Payne Inc	4,500	280,305
Kinder Morgan Inc/DE	24,000	408,480
Occidental Petroleum Corp	4,100	274,987
Pembina Pipeline Corp	8,500	274,720
Schlumberger Ltd	3,200	164,192
SemGroup Corp	23,000	425,270
TransCanada Corp	8,000	301,760
Williams Cos Inc/The	32,000	778,560
		6,138,223
Financials (2.9%)
CME Group Inc	1,200	219,888

Industrials (2.8%)
Covanta Holding Corp	14,500	213,005

Materials (2.9%)
Compass Minerals International Inc	2,400	116,424
LyondellBasell Industries NV	1,200	107,124
		223,548
Utilities (6.9%)
Entergy Corp	1,800	151,110
OGE Energy Corp	3,000	108,450
Southern Co/The	5,800	261,174
		520,734

TOTAL COMMON STOCKS (COST: $7,846,083)		$7,315,398

OTHER ASSETS LESS LIABILITIES (3.6%)		269,204

NET ASSETS (100.0%)		$7,584,602

ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2018, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund
Investments at cost	$30,581,477	$307,609,862	$25,458,955	$117,397,162	$7,846,083
Unrealized appreciation	$658,458	$11,494,750	$8,615,582	$8,145,213	$202,996
Unrealized depreciation	($1,506,395)	($41,147,515)	($1,002,563)	($6,248,136)	($733,681)
Net unrealized appreciation (depreciation)*	($847,937)	($29,652,765)	$7,613,019	$1,897,077	($530,685)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$512,358	$0	$228,663	$741,021
Preferred Stocks	0	0	107,745	107,745
Corporate Bonds	0	28,884,774	0	28,884,774
Total	$512,358	$28,884,774	$336,408	$29,733,540

Williston Basin/Mid-North America Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$277,957,097	$0	$0	$277,957,097
Total	$277,957,097	$0	$0	$277,957,097

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$33,071,974	$0	$0	$33,071,974
Total	$33,071,974	$0	$0	$33,071,974

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$119,294,239	$0	$0	$119,294,239
Total	$119,294,239	$0	$0	$119,294,239

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,315,398	$0	$0	$7,315,398
Total	$7,315,398	$0	$0	$7,315,398

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the three months ended October 31, 2018. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at the three months ended October 31, 2018.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the three months ended October 31, 2018, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Amortization/	Change in unrealized	Balance as
High Income Fund	of 7/31/18	Purchase	accretion	appreciation/depreciation	of 10/31/18
Common Stock	$223,144	$0	$0	$5,519	$228,663
Preferred Stock	$56,925	$46,200	$0	$4,620	$107,745

Asset Class	Fair Value at October 31, 2018	Valuation Technique	Inputs	Multiple	Impact to Valuation From Input Increases
	$161,352	Market Comparable Companies	EBITDA Multiple	7.0x	Increase
	$5,400	Market Comparable Transaction	Broker Quote	$40.00	Increase
	$51,344	Market Comparable Transaction	Transaction Price	$16.38	Increase
Common Stock	$10,567	Terms of Conversion	Conversion Price	$8.23	Increase
Total	$228,663
	$56,925	Market Comparable Transaction	Broker Quote	$275.00	Increase
Preferred Stock	$50,820	Market Comparable Transaction	Broker Quote	$1,540.00	Increase
Total	$107,745

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 21, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 21, 2018